SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS AND RESERVES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Allowance for Credit Losses - Current
Movement in Valuation and Qualifying Accounts and Reserves
Balance at Beginning of Period	$ 591	$ 594	$ 675
Additions / (Deductions), charged to expense and cost accounts	99	69	65
Write-offs	(174)	(62)	(157)
Other	5	(11)	11
Balance at End of Period	521	591	594
Allowance for Credit Losses - Noncurrent
Movement in Valuation and Qualifying Accounts and Reserves
Balance at Beginning of Period	48	74	101
Additions / (Deductions), charged to expense and cost accounts	(10)	(3)	(10)
Write-offs	(4)	(2)	(42)
Other	(1)	(20)	26
Balance at End of Period	33	48	74
Allowance For Inventory Losses
Movement in Valuation and Qualifying Accounts and Reserves
Balance at Beginning of Period	530	574	525
Additions / (Deductions), charged to expense and cost accounts	115	136	164
Write-offs	(166)	(162)	(139)
Other	11	(19)	23
Balance at End of Period	490	530	574
Revenue Based Provisions
Movement in Valuation and Qualifying Accounts and Reserves
Balance at Beginning of Period	500	451	481
Additions / (Deductions), charged to revenue accounts	823	897	1,006
Write-offs	(830)	(828)	(1,056)
Other	5	(20)	20
Balance at End of Period	$ 498	$ 500	$ 451